UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree, Sr.

DUPREE MUTUAL FUNDS 125 South Mill Street, Vine Center, Suite 100 Lexington KY 40507

(Name and address of agent for service)

Registrants telephone number, including area code: (859) 254 7741

Date of fiscal year end: June 30

Date of reporting period: September 30, 2007

Item 1.	Schedule of Investments.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

September 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
73.49% of Net Assets
AL Agriculture & Mechanical University Revenues Refunding	5.000%	11/01/2024	Aaa*	$100,000	$104,490
AL Housing Financial Authority Single Family Mortgage	5.050	10/01/2013	Aaa	10,000	10,165
AL Private College & Universities Facilities Authority Revenue	4.750	09/01/2026	AAA*	500,000	505,865
AL State Board Education Bishop State Community College	4.600	01/01/2021	Aaa/AAA@	100,000	102,147
AL State Board of Education Revenue Calhoun Community	5.000	05/01/2022	Aaa/AAA@	450,000	471,983
AL State University Revenue General Tuition & Fee - Series A	5.000	01/01/2019	Aaa/AAA*/AAA@	50,000	52,500
AL State University Revenue General Tuition & Fee	5.000	08/01/2026	Aaa/AAA*/AAA@	150,000	155,523
AL Water Pollution Control Authority Revolving Fund Loan	5.500	08/15/2016	Aaa/AAA*	10,000	10,074
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2018	Aaa/AAA*/AAA@	50,000	51,308
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2022	Aaa/AAA*/AAA@	170,000	173,545
AL Water Pollution Control Authority Revolving Fund Loan	5.000	08/15/2026	Aaa/AAA*/AAA@	130,000	134,830
Alexander City AL Warrants	4.700	05/01/2021	Aaa/AAA*/AAA@	200,000	204,930
Auburn AL Capital Improvement School Warrants	5.000	08/01/2030	Aaa/AAA*/AAA@	260,000	268,494
Baldwin County AL Water and Sewer Series A General Obligation	5.000	01/01/2025	Aaa/AAA*	295,000	308,579
Birmingham AL General Obligation-Series A	5.125	11/01/2022	Aaa/AAA*/AAA@	100,000	106,710
Birmingham AL Special Care Facilities Financing	5.000	06/01/2020	Aaa/AAA*	100,000	102,759
Birmingham AL Multifamily Housing Revenue-Beaconview	5.600	07/01/2020	Aaa/AAA*/AAA@	20,000	20,244
Birmingham AL Waterworks & Sewer Revenue Warrants -SeriesA	5.000	01/01/2023	Aaa/AAA*	125,000	131,226
Choctaw County AL Revenue School Warrants	4.700	03/01/2017	A*	200,000	197,596
Daphne AL Warrants	5.000	04/01/2023	Aaa/AAA*	250,000	262,360
East AL Health Care Authority Health Care Facilities Revenue	5.200	09/01/2023	AAA*/AAA@	260,000	266,627
Elmore County AL Limited Obligation School Warrants	5.000	02/01/2022	AAA*/AAA@	190,000	197,921
Enterprise AL Water General Obligation	5.000	10/01/2019	Aaa/AAA*/AAA@	55,000	58,505
Enterprise AL Water General Obligation	5.000	10/01/2023	Aaa/AAA*/AAA@	450,000	468,333
Gasden AL Warrants-Series B	4.600	08/01/2022	Aaa/AAA@	100,000	102,292
Homewood AL Educational Building Authority Revenue Samford	5.000	12/01/2034	Aaa	200,000	206,222
Hoover AL Board of Education Capital Outlay Warrants	5.250	02/15/2026	Aaa/AAA*/AAA@	35,000	36,223
Huntsville AL Capital Improvement Warrants - Series C	4.500	11/01/2021	Aaa/AAA*/AAA@	200,000	202,222
Huntsville AL Health Care Authority-Series A	5.000	06/01/2023	Aaa/AAA*/AAA@	140,000	142,817
Huntsville AL Health Care Authority-Series A	5.000	06/01/2024	Aaa/AAA*	100,000	103,866
Huntsville AL Public Educational Building - A&M	5.600	06/01/2014	A*	20,000	20,696
Huntsville AL Public Educational Building	6.050	06/01/2020	A*	150,000	156,245
Jefferson County AL Public Building Authority Lease Revenue	5.000	04/01/2026	Aaa/AAA*	150,000	155,574
Jefferson County AL Sewer Revenue Capital Improvement	5.000	02/01/2020	Aaa/AAA*/AAA@	50,000	52,192
Lauderdale County & Florence AL Health Care Authority	5.250	07/01/2019	Aaa/AAA*/AAA@	30,000	30,986
Lee County AL School Warrants	5.000	02/01/2018	Aaa/AAA@	100,000	104,468
Lee County AL School Warrants Limited Obligation	5.000	02/01/2021	Aaa/AAA@	75,000	77,876
Limestone County AL Water & Sewer Authority Water Revenue	5.000	12/01/2029	Aaa	275,000	284,072
Linden AL Warrants	5.250	06/01/2023	AA*	25,000	25,475
Madison AL Refunding Warrants	5.000	04/01/2021	Aaa/AAA*/AAA@	350,000	371,760
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	A1	35,000	36,546
Montgomery AL Baptist Medical Center Special Care	5.375	09/01/2022	Aaa/AAA*	20,000	20,408
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	09/01/2019	Aaa/AAA*/AAA@	50,000	52,449
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	03/01/2025	Aaa/AAA*/AAA@	250,000	260,208
Morgan County AL Water and Sewer General Obligation Warrants	5.000	04/01/2028	Aaa	100,000	103,078
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	Aaa/AAA*/AAA@	250,000	253,843
Phenix City AL Schools Warrants - Series B	5.000	08/01/2024	Aaa/AAA*/AAA@	150,000	156,707
Roanoke AL Warrants	4.450	05/01/2020	Aaa/AAA*/AAA@	150,000	152,360
St Clair County AL Board Education School Tax Warrants	4.400	02/01/2022	Aaa/AAA*/AAA@	50,000	50,052
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	Aaa/AAA*	300,000	312,012
Talladega County AL Industrial Development Revenue Bond	4.700	01/01/2022	Aaa/AAA@	100,000	103,094
Trussville AL Warrants	4.800	10/01/2021	Aaa/AAA@	85,000	87,273
Tuskegee AL Utilities Board Utilities Revenue	5.500	02/01/2022	Aaa/AAA*	70,000	71,460
University of AL General Revenue-Series A	5.000	07/01/2034	Aaa/AAA*/AAA@	100,000	102,526
University of Southern AL University Revenue & Capital Improvement	5.000	03/15/2021	Aaa/AAA@	370,000	389,161
West Morgan-East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	Aaa/AAA*/AAA@	150,000	160,667

					8,751,544
GENERAL OBLIGATION BONDS
11.95% of Net Assets
AL State - Series A	5.000	06/01/2019	Aa3/AA*	30,000	30,791
AL State - Series A	5.000	06/01/2020	Aa3/AA*	100,000	102,686
AL State - Series B	5.000	06/01/2021	Aa3/AA*	30,000	30,737
AL State - Series A	4.625	09/01/2022	Aa3/AA*	100,000	102,533
AL 21st Century Authority Tobacco Settlement Revenue	5.750	12/01/2020	Baa1/A-*	50,000	51,270
AL 21st Century Authority Tobacco Settlement Revenue	5.850	12/01/2013	Baa1/A-*	15,000	15,747
Birmingham AL Warrants	4.900	01/01/2018	Aa3/AA*/AA-@	150,000	153,302
Birmingham AL Warrants	4.750	01/01/2023	Aa3/AA*/AA-@	225,000	226,901
Birmingham AL Capital Improvement Warrants-Series A	5.500	08/01/2025	Aa3/AA*/AA-@	100,000	105,015
Montgomery AL Warrants-Series C General Obligation Unlimited	5.000	01/01/2023	Aa2/AA*/AAA@	580,000	604,250

					1,423,232

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

September 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
PREREFUNDED BONDS
7.25% of Net Assets
AL Agriculture & Mechanical University Revenue	5.000%	11/01/2025	Aaa/AAA*/AAA@	$100,000	$102,868
AL State Docks Department Docks Facilities Revenue	5.500	10/01/2022	Aaa/AAA*/AAA@	110,000	114,364
Central Elmore AL Water & Sewer	5.000	07/01/2021	Aaa/AAA*/AAA@	100,000	103,524
Hoover AL Warrants - Series A	5.650	01/01/2014	Aa3/AA*	10,000	10,528
Huntsville AL Public Building Authority Lease Revenue	5.125	10/01/2022	Aaa/AAA*/AAA@	200,000	214,868
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.100	06/01/2018	Aaa/AAA*/AAA@	30,000	31,723
Madison AL Warrants - Series C	5.000	09/01/2018	Aaa/AAA*/AAA@	50,000	51,705
Montgomery AL Baptist Medical Center Special Care	5.000	11/15/2029	Aaa/AAA*	85,000	86,739
Northwest AL Gas District Gas System Revenue	5.900	05/01/2020	Aaa/AAA@	35,000	36,178
Phenix City AL School Warrants	5.450	08/01/2016	Aaa/AAA*/AAA@	10,000	10,667
St Clair County AL Board of Education School Tax Anticipation	5.500	02/01/2016	Aaa/AAA*/AAA@	10,000	10,366
Southeast AL Gas District System Revenue - Series A	5.500	06/01/2020	Aaa/AAA@	10,000	10,656
University of Alabama Revenue - Birmingham	6.000	10/01/2020	Aaa/AAA*/AAA@	25,000	26,232
University AL University Revenue Hospital - Series A	5.400	09/01/2013	Aaa/AAA*/AAA@	50,000	53,112

					863,530

PUBLIC FACILITIES REVENUE BONDS
1.77% of Net Assets
AL State Public Schools & College Authority - Series B	5.000	12/01/2021	Aa3/AA*	190,000	199,970
Rockford AL Public Building Authority Building Revenue	5.750	09/01/2015	NR	10,000	10,293

					210,263

UNIVERSITY CONSOLIDATED EDUCATION & HOUSING
1.06% of Net Assets
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Aa3	120,000	125,879

					125,879

MUNICIPAL UTILITIES
1.02% of Net Assets
Birmingham AL Water & Sewer Revenue Warrants -Series A	5.125	01/01/2017	A2/AA-*	20,000	20,475
Birmingham AL Water & Sewer Revenue Warrants -Series A	4.750	01/01/2021	A2/AA-*	100,000	101,404

					121,879

INDUSTRIAL REVENUE BONDS
.88% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/01/2011	BBB*	75,000	78,243
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	BBB*	25,000	26,074

					104,317

HOSPITALS AND HEALTHCARE
.43% of Net Assets
Mobile AL Second Medical Clinic Board Revenue Franklin	5.050	03/01/2018	Aa3	50,000	51,381

					51,381

Total Investments (cost $11,564,954)(See (a) below for further explanation) - 97.85% of Net Assets					$11,652,025

*       Standard and Poor’s Corporation

@     Fitch's Investors Service

All other ratings by Moody's Investors Service, Inc.

NR   Not Rated

#       Bond ratings are unaudited.

(a)    Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

		Unrealized appreciation		$143,982
		Unrealized depreciation		(56,911)

		Net unrealized appreciation		$87,071

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
63.70% of Net Assets
Ballard County KY School District Finance Corporation	5.000%	06/01/2020	Aaa/AAA@	$1,240,000	$1,314,933
Bardstown KY Combined Utilities Revenue	5.000	12/01/2017	Aaa/AAA@	1,290,000	1,344,503
Bardstown KY Combined Utilities Revenue	5.000	12/01/2018	Aaa/A2*/AAA@	1,510,000	1,571,502
Barren County KY School District Finance Corporation	4.750	08/01/2022	Aaa/Aa3*/AAA@	3,085,000	3,170,023
Boone County KY Pollution Control Revenue - Dayton Power	4.700	01/01/2028	Aaa/AAA*/AAA@	9,595,000	9,675,022
Boone County KY School District Finance Corporation	5.000	05/01/2023	Aaa/AAA*	4,070,000	4,246,109
Boone County KY School District Finance Corporation	5.000	05/01/2024	Aaa/AAA*	4,265,000	4,464,517
Boone County KY Water - Florence	5.000	12/01/2015	Aaa/AAA*	1,000,000	1,057,200
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2017	Aaa/AAA*	1,805,000	1,903,210
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2018	Aaa/AAA*	1,900,000	1,986,887
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2020	Aaa/AAA*	2,100,000	2,182,068
Boyle County KY College Improvement - Centre College - A	4.750	06/01/2032	Aaa/AAA*	5,330,000	5,366,617
Bullitt County KY School District Finance Corporation	4.750	07/01/2022	Aaa/AAA@	2,440,000	2,507,978
Bullitt County KY School District Finance Corporation	4.500	10/01/2024	Aaa/AAA@	2,720,000	2,769,096
Campbell & Kenton Counties Sanitation District Number 1	5.000	08/01/2017	Aaa/AAA*/AAA@	1,000,000	1,053,690
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aaa/AAA@	980,000	987,771
Carter County KY Detention Center	5.125	05/01/2029	Aaa/AAA*	960,000	997,872
Eastern Kentucky University Consolidated Educational Building	5.000	05/01/2021	Aaa/AAA*	1,580,000	1,667,880
Fayette County KY School District Finance Corporation	5.250	04/01/2021	Aaa/AAA*/AAA@	2,285,000	2,395,960
Fayette County KY School District Finance Corporation	5.000	04/01/2024	Aaa/AAA*/AAA@	6,985,000	7,327,824
Fayette County KY School District Finance Corporation	5.000	04/01/2025	Aaa/AAA*/AAA@	7,340,000	7,676,245
Fayette County KY School District Finance Corporation	4.500	03/01/2022	Aaa/AA-*/AAA@	4,100,000	4,141,164
Franklin County School Building Revenue	4.750	05/01/2027	Aaa/AAA@	3,570,000	3,633,189
Greater KY Housing Assistance Corporation - Chenowith Woods	6.100	01/01/2024	Aaa/AAA*/AAA@	780,000	780,359
Greater KY Housing Assistance Corporation - Northside Apts	6.200	02/01/2025	AAA*	3,340,000	3,344,943
Greater KY Housing Assistance Corporation Mortgage Revenue	5.450	05/20/2027	Aaa	1,245,000	1,292,235
Harden County School District Finance Corporation	4.750	06/01/2027	Aaa	1,250,000	1,284,100
Jefferson County KY Health Facilities - Jewish Hospital	5.650	01/01/2017	Aaa/AAA*	3,450,000	3,523,761
Jefferson County KY Health Facilities - Jewish Hospital	5.700	01/01/2021	Aaa/AAA*	4,520,000	4,616,999
Jefferson County KY Health Facilities University Medical Center	5.500	07/01/2017	Aaa/AAA*	8,675,000	8,766,001
Jefferson County KY School District Finance Corporation	4.750	12/01/2026	Aaa/AAA*	3,770,000	3,859,915
Jefferson County KY School District Finance Corporation	5.250	01/01/2016	Aaa/AAA*/AAA@	1,000,000	1,033,040
Jefferson County KY School District Finance Corporation	5.250	01/01/2019	Aaa/AAA*/AAA@	2,000,000	2,066,080
Jefferson County KY School District Finance Corporation	4.500	07/01/2023	Aaa/AAA*/AAA@	2,500,000	2,523,275
Jefferson County KY School District Finance Corporation	4.625	07/01/2025	Aaa/AAA*/AAA@	7,545,000	7,661,268
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aaa/AAA*	5,025,000	5,252,984
Jefferson County KY Health Facilities - Alliant Health	5.125	10/01/2017	Aaa/AAA*/AAA@	2,940,000	2,969,753
Jefferson County School District Finance Corporation	4.750	06/01/2027	Aaa/AAA*	3,000,000	3,053,400
Kenton County KY School District Finance Corporation	5.000	06/01/2021	Aaa/Aa3*/AAA@	4,055,000	4,282,972
Kenton County KY School District Finance Corporation	5.000	06/01/2023	Aaa/AAA@	4,465,000	4,654,941
Kenton County KY School District Finance Corporation	5.000	06/01/2024	Aaa/AAA@	4,665,000	4,877,211
KY Asset Liability Commission General Fund	5.000	05/01/2020	Aaa/AAA*/AAA@	2,000,000	2,117,660
KY Asset Liability Commission Project Notes	5.000	05/01/2023	Aaa/AAA*/AAA@	5,600,000	5,892,152
KY Asset Liability Commission General Fund	5.000	05/01/2024	Aaa/AAA*/AAA@	5,880,000	6,171,119
KY Asset Liability Commission	5.000	05/01/2025	Aaa/AAA*/AAA@	1,000,000	1,046,870
KY Asset Liability Project Notes	5.000	09/01/2015	Aaa/AAA*/AAA@	6,000,000	6,469,860
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2023	Aaa/AAA*	8,075,000	8,493,608
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2024	Aaa/AAA*	7,405,000	7,799,094
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2025	Aaa/AAA*	3,700,000	3,896,914
KY Economic Development Finance Authority - Ashland Hospital	5.000	02/01/2018	Aaa/AAA*/AAA@	1,500,000	1,527,075
KY Development Finance Authority - St Claire Medical	5.875	09/01/2013	AAA*	2,000,000	2,001,700
KY Development Finance Authority - St Claire Medical	5.625	09/01/2021	AAA*	2,500,000	2,501,750
KY Development Finance Authority - Methodist Hospital	5.625	02/01/2017	AAA*	6,500,000	6,632,405
KY Development Finance Authority - Appalachian Regional	5.850	10/01/2017	A*	1,000,000	1,022,640
KY Housing Corporation	4.750	07/01/2017	Aaa/AAA*	1,335,000	1,356,320
KY Housing Corporation	4.650	07/01/2023	Aaa/AAA*	3,595,000	3,603,880
KY Housing Corporation	4.400	01/01/2017	Aaa/AAA*	1,000,000	1,007,020
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	2,000,000	2,025,920
KY State Property & Building #73	5.000	11/01/2021	Aaa/AAA*/AAA@	1,000,000	1,048,900
KY State Property & Building #76	5.500	08/01/2021	Aaa/AAA/AAA	500,000	569,935
KY State Property & Building #83	5.000	10/01/2013	Aaa/AAA*/AAA@	610,000	654,408
KY State Property & Building #83	5.000	10/01/2017	Aaa/AAA*/AAA@	5,000,000	5,434,850
KY State Property & Building #83	5.000	10/01/2018	Aaa/AAA*/AAA@	17,750,000	19,285,020
KY State Property & Building #83	5.250	10/01/2020	Aaa/AAA*/AAA@	4,220,000	26,902,849
KY State Property & Building #73	5.500	11/01/2017	Aaa/AAA*/AAA@	1,000,000	1,075,590
KY State Property & Building #73	5.000	11/01/2019	Aaa/AAA*/AAA@	1,360,000	1,428,422
KY State Property & Building #73	5.000	11/01/2020	Aaa/AAA*/AAA@	3,255,000	3,420,289
KY State Property & Building #84	5.000	08/01/2019	Aaa/AAA*/AAA@	10,000,000	10,837,100
KY State Property & Building #84	5.000	08/01/2022	Aaa/AAA*/AAA@	17,500,000	18,993,275
KY State Property & Building #80	5.250	05/01/2018	Aaa/AAA*/AAA@	2,940,000	3,251,993

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
KY State Property & Building #80	5.250%	05/01/2020	Aaa/AAA*/AAA@	$1,000,000	$1,109,060
KY State Property & Building #81	5.000	11/01/2017	Aaa/AAA*/AAA@	2,060,000	2,197,835
KY State Property & Building #81	5.000	11/01/2018	Aaa/AAA*/AAA@	1,720,000	1,813,052
KY State Property & Building #81	5.000	11/01/2019	Aaa/AAA*/AAA@	2,385,000	2,520,635
KY State Property & Building #81	5.000	11/01/2020	Aaa/AAA*/AAA@	3,560,000	3,764,451
KY State Property & Building #81	5.000	11/01/2022	Aaa/AAA*/AAA@	3,930,000	4,129,605
KY State Turnpike Economic Development	5.150	07/01/2019	Aaa/AAA*/AAA@	1,000,000	1,045,740
KY State Turnpike Economic Development	5.000	07/01/2023	Aaa/AAA*/AAA@	4,325,000	4,554,701
KY State Turnpike Economic Development	5.000	07/01/2024	Aaa/AAA*/AAA@	3,770,000	3,947,303
KY State Turnpike Economic Development	5.000	07/01/2025	Aaa/AAA*/AAA@	2,000,000	2,091,380
KY State Turnpike Economic Development	5.000	07/01/2026	Aaa/AAA@/AAA*	4,720,000	4,965,723
KY State Property & Building #87	5.000	03/01/2022	Aaa/AAA*/AAA@	1,665,000	1,769,063
KY State Property & Building #87	5.000	03/01/2025	Aaa/AAA*/AAA@	4,000,000	4,227,680
Laurel County KY School District Finance Corporation	4.625	08/01/2026	Aaa/AAA@	3,150,000	3,182,855
Laurel County School District Finance Corporation	4.750	06/01/2026	Aaa	1,000,000	1,022,530
Letcher County KY School District Finance Corporation	5.000	06/01/2022	Aaa/Aa3*/AAA@	1,755,000	1,848,419
Letcher County KY School District Finance Corporation	5.000	06/01/2024	Aaa/Aa3*/AAA@	1,930,000	2,015,518
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2019	Aaa/AAA*/AAA@	2,500,000	2,539,200
Louisville & Jefferson County KY Metropolitan Sewer	4.750	05/15/2028	Aaa/AAA*/AAA@	10,425,000	10,508,921
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2022	Aaa/AAA*/AAA@	2,855,000	3,008,371
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2023	Aaa/AAA*/AAA@	2,990,000	3,146,615
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	Aaa/AAA*/AAA@	3,135,000	3,278,395
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aaa/AAA*/AAA@	3,285,000	3,439,592
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aaa/AAA*/AAA@	5,000,000	5,232,000
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aaa/AAA*	3,270,000	3,431,015
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aaa/AAA*	3,230,000	3,396,183
Louisville & Jefferson County KY Regional Airport Authority	5.500	07/01/2017	Aaa/AAA*/AAA@	2,655,000	2,838,407
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2023	Aaa/AAA*/AAA@	2,340,000	2,370,069
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2024	Aaa/AAA*/AAA@	2,250,000	2,262,713
Louisville & Jefferson County KY Visitors & Convention Center	4.600	12/01/2025	Aaa/AAA*/AAA@	1,490,000	1,528,502
Louisville & Jefferson County KY Student Housing	5.000	06/01/2025	AAA*	2,030,000	2,127,339
Louisville KY General Obligation-Series A	5.000	10/01/2020	Aaa/AAA*/AAA@	7,165,000	7,523,680
Louisville KY Health Care Facilities	6.650	12/20/2030	Aaa	4,874,000	5,359,060
Louisville KY Parking Authority-River City First Mortgage	5.000	12/01/2017	Aaa/AAA*/AAA@	1,000,000	1,016,840
Madison County KY School District Finance Corporation	4.500	04/01/2016	Aaa/AAA*/AAA@	695,000	713,689
Marshall County KY School District Finance Corporation	5.000	06/01/2022	Aaa/Aa3*/AAA@	1,400,000	1,472,016
McCracken County KY School District Finance Corporation	4.650	07/01/2019	Aaa/AAA@	1,655,000	1,693,164
McCracken County KY School District Finance Corporation	4.700	07/01/2020	Aaa/AAA@	1,725,000	1,762,502
McCracken County KY School District Finance Corporation	5.000	07/01/2022	Aaa/AAA@	4,000,000	4,145,200
McCreary County KY Courthouse & Public Square Corporation	5.400	09/01/2020	Aaa/AAA*/AAA@	1,550,000	1,631,825
Nelson County KY School District Finance Corporation	4.500	04/01/2021	Aaa/Aa3*/AAA@	1,130,000	1,142,622
Nelson County KY School District Finance Corporation	4.500	04/01/2023	Aaa/Aa3*/AAA@	2,505,000	2,525,665
Northern KY University Certificate of Participation	4.900	12/01/2021	Aaa/AAA*	2,725,000	2,807,595
Northern KY University Certificate of Participation	5.000	12/01/2024	Aaa/AAA*	2,000,000	2,068,900
Northern KY Water District	4.750	02/01/2019	Aaa/AAA*	1,000,000	1,026,760
Northern KY Water District	5.000	02/01/2020	Aaa/AAA@	3,080,000	3,215,211
Northern KY Water District	5.000	02/01/2021	Aaa/AAA@	2,635,000	2,752,811
Northern KY Water District	4.125	02/01/2021	Aaa	1,380,000	1,351,475
Northern KY Water District	4.500	02/01/2022	Aaa	1,385,000	1,392,216
Pike County KY Mortgage Revenue - Phelps Regional Health	5.350	09/20/2012	AAA*	130,000	132,717
Radcliff KY Mortgage Revenue - Lincoln Trail Care	5.650	01/20/2019	AAA*	3,110,000	3,173,848
Shelby County KY School District Finance Corporation	5.000	05/01/2022	Aaa/Aa3*/AAA@	1,815,000	1,907,365
Shelbyville KY Certificate of Participation	5.150	07/01/2018	Aaa/AAA@	4,165,000	4,288,617
Spencer County KY School District Finance Corporation	5.000	07/01/2023	Aaa/AAA@	1,000,000	1,045,980
Taylor County Detention Facility	4.750	09/01/2027	Aaa	2,110,000	2,148,338
Warren County KY Hospital Facility Revenue	4.625	04/01/2012	Aaa/AAA*/AAA@	1,500,000	1,522,470
Warren County KY Hospital Facility Revenue	5.000	04/01/2016	AAA/Aaa*/AAA@	1,000,000	1,015,690
Warren County KY Hospital Facility Revenue	5.000	04/01/2017	Aaa/AAA*/AAA@	1,000,000	1,014,470

					450,916,713

PREREFUNDED BONDS
13.90% of Net Assets
Boone County KY School District Finance Corporation	5.500	09/01/2019	Aa3	1,860,000	1,943,867
Boone County KY School District Finance Corporation	5.750	02/01/2020	Aa3	1,200,000	1,268,412
Christian County KY Public Courthouse Lease Revenue	5.125	08/01/2017	Aa3	1,090,000	1,149,579
Christian County KY Public Courthouse Lease Revenue	5.125	08/01/2018	Aa3	1,145,000	1,207,586
Covington Independent School District Finance Corporation	5.250	06/01/2019	Aa3	1,225,000	1,273,106
Georgetown College Project-Series A	6.000	11/15/2016	A*	1,000,000	1,081,510
Georgetown College Project-Series A	6.250	11/15/2020	A*	4,000,000	4,355,440
Jefferson County KY College Project Bellarmine College	5.250	05/01/2019	Baa2	2,000,000	2,065,320
KY Economic Development Finance Authority - Catholic Health	5.500	09/01/2014	Aa2/AA*/AA@	1,375,000	1,464,086
KY Development Finance Authority - South Central Nursing	6.000	07/01/2027	Aaa/AAA*/AAA@	1,720,000	1,808,184

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
KY Development Finance Authority - Catholic Health	5.000%	12/01/2018	Aa2/AA*/AA@	$6,950,000	$7,087,888
KY Development Finance Authority - Catholic Health	5.750	12/01/2015	Aa2/AA*/AA@	2,000,000	2,126,260
KY Development Finance Authority - Catholic Health	5.250	09/01/2021	Aa2/AA*/AA@	2,000,000	2,111,460
KY State Property & Building #67	5.125	09/01/2018	Aa3/AAA*/AA-@	1,000,000	1,040,820
KY State Property & Building #85	5.000	08/01/2020	Aaa/AAA*/AAA@	5,760,000	6,253,114
KY State Property & Building #85	5.000	08/01/2022	Aaa/AAA*/AAA@	8,200,000	8,902,002
KY State Property & Building #85	5.000	08/01/2023	Aaa/AAA*/AAA@	12,500,000	13,570,125
KY State Property & Building #85	5.000	08/01/2024	Aaa/AAA*/AAA@	13,300,000	14,438,613
KY State Property & Building #85	5.000	08/01/2025	Aaa/AAA*/AAA@	5,000,000	5,428,050
KY State Property & Building #67	5.125	09/01/2016	Aa3/AAA*/AA-@	1,000,000	1,042,510
KY State Property & Building #77	5.250	08/01/2015	AAA/Aaa*/AAA@	1,140,000	1,235,122
KY State Property & Building #79	4.750	10/01/2023	Aaa/AAA*/AAA@	3,000,000	3,176,580
Knox County General Obligation	5.625	06/01/2036	AAA*/AAA@	2,490,000	2,815,941
Laurel County KY School District School Building Revenue	5.750	06/01/2020	Aa3	1,250,000	1,340,938
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2017	Aaa/AAA*	1,830,000	1,888,377
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2018	Aaa/AAA*	2,135,000	2,203,107
Lexington Fayette Urban County Government Detention Center	4.750	05/01/2018	Aa2/AA+*	3,120,000	3,206,830
University of Kentucky Housing and Dining	4.400	06/01/2017	Aaa/AAA@	2,815,000	2,920,730

					98,405,557

LEASE REVENUE BONDS
7.72% of Net Assets
Boone County KY School District Finance Corporation	5.000	08/01/2019	Aa3	1,040,000	1,091,262
Boone County KY School District Finance Corporation	5.000	02/01/2022	Aa3	3,000,000	3,136,230
Bullitt County KY School District Finance Corporation	5.000	07/01/2021	Aa3	1,000,000	1,044,190
Danville KY Multi-City Lease Campbellsville Water & Sewer	3.500	07/01/2012	Baa1	1,950,000	1,908,056
Davies County KY School District Finance Corporation	5.000	06/01/2021	Aa3	1,155,000	1,213,720
Green County KY School District Finance Corporation	5.000	04/01/2021	Aa3	1,085,000	1,125,655
Greenup County KY School District Finance Corporation	4.650	03/01/2021	Aa3	1,650,000	1,694,765
Hopkins County KY School District Finance Corporation	5.125	06/01/2019	Aa3	4,120,000	4,316,648
KY Area Development Districts Financing Lease - Ewing ^	5.700	06/01/2015	AA*	1,500,000	1,598,880
KY Area Development Districts Financing Lease - Ewing ^	5.600	06/01/2022	AA*	1,055,000	1,099,299
KY Area Development Districts Financing Lease - Ewing ^	5.350	12/01/2022	AA*	2,560,000	2,629,990
KY Area Development Districts Financing Lease - Ewing ^	5.400	12/01/2021	AA*	710,000	737,761
KY Area Development Districts Financing Lease - Ewing ^	5.400	12/01/2021	AA*	1,095,000	1,130,369
KY Area Development Districts Financing Lease - Ewing ^	4.700	06/01/2024	AA*	2,625,000	2,632,586
KY Interlocal Transportation Equipment Lease Revenue	6.000	12/01/2020	Aa3/A+*	400,000	402,216
KY Infrastructure Authority - Series A	5.000	06/01/2019	Aa3/A+*/AA-@	1,000,000	1,035,880
KY Infrastructure Authority - Series E	5.000	06/01/2017	Aa3/AA-*	1,035,000	1,051,984
KY State Property & Building #68	5.250	10/01/2018	Aa3/A+*/AA-@	1,500,000	1,569,300
KY State Property & Building #68	5.000	10/01/2019	Aa3/A+*/AA-@	5,500,000	5,702,015
KY State Property & Building #73	5.500	11/01/2013	Aa3/A+*/AA-@	1,500,000	1,602,765
Martin County KY School District Finance Corporation	5.375	09/01/2020	Aa3	1,100,000	1,154,846
Montgomery County KY School District Finance Corporation	4.375	04/01/2023	Aa3	3,105,000	3,105,745
Oldham County KY School District Finance Corporation	5.000	12/01/2021	Aa3	2,090,000	2,189,693
Pendleton County KY Multi-County Lease Revenue ^^	6.400	03/01/2019	A*	3,000,000	3,441,030
Pendleton County KY School District Finance Corporation	5.125	06/01/2019	Aa3	1,140,000	1,185,053
Pike County School District Finance Corporation	5.000	09/01/2016	Aa3	1,850,000	1,928,459
Pike County KY School District Finance Corporation	5.100	09/01/2020	Aa3	1,000,000	1,042,890
Scott County KY School District	5.000	03/01/2021	Aa3	1,240,000	1,298,652
Trigg County KY School District Finance Corporation	4.600	04/01/2018	Aa3	1,700,000	1,728,050
Whitley County KY School Finance	4.800	02/01/2021	Aa3	800,000	832,943

					54,630,932

ESCROWED TO MATURITY BONDS
6.15% of Net Assets
Ashland KY Pollution Control Revenue - Ashland Inc	5.700	11/01/2009	Ba1	1,000,000	1,042,730
Danville KY Multi-City Lease Revenue - Hopkinsville	6.875	06/01/2012	Baa1	1,480,000	1,590,644
Jefferson County KY Health Facilities-Alliant Health	5.125	10/01/2018	Aaa/AAA*/AAA@	33,000,000	33,666,930
Jefferson County KY Health Facilities - Alliant Health	5.125	10/01/2017	Aaa/AAA*/AAA@	4,980,000	5,030,398
KY Development Finance Authority - Norton Health	6.125	10/01/2010	A-@	2,170,000	2,233,169

					43,563,871

MUNICIPAL UTILITY REVENUE BONDS
1.74% of Net Assets
KY Rural Water Financial Corporation Public Project Revenue	5.375	02/01/2020	AA-*	1,140,000	1,206,633
Louisville & Jefferson County KY Waterworks & Water System	5.000	11/15/2031	Aa1/AA+*	10,695,000	11,131,891

					12,338,524

HOSPITAL AND HEALTHCARE REVENUE BONDS
1.66% of Net Assets
Jefferson County KY Health Facilities - Jewish Hospital	5.700	01/01/2011	A1/AA-*	1,200,000	1,225,284
KY Development Finance Authority - Green River	6.000	11/01/2010	Aaa	1,000,000	1,021,750
KY Development Finance Authority - Norton Health	6.125	10/01/2010	A-@	3,995,000	4,091,918
KY Development Finance Authority - Catholic Health	5.125	10/01/2021	A1/AA*/AA-@	1,000,000	1,037,010

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds - 100%

September 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Madison County KY Industrial Building Revenue-McCready Manor	5.500%	06/01/2020	AA-*	$1,785,000	$1,868,092
Pike County KY Mortgage Revenue-Phelps Regional Health	5.650	09/20/2027	AAA*	2,435,000	2,485,892

					11,729,946

GENERAL OBLIGATION BONDS
1.56% of Net Assets
Bowling Green KY General Obligation	5.300	06/01/2018	Aa3	1,000,000	1,044,710
Bowling Green KY General Obligation	4.600	06/01/2018	Aa2	1,290,000	1,319,322
Hardin County KY General Obligation	5.125	06/01/2019	A1	2,255,000	2,325,942
Jefferson County KY-Series A	4.900	12/01/2018	Aa2/AA*	1,605,000	1,658,382
KY State Property & Building #62	4.625	09/01/2013	Aa3/A+*/AA-@	2,750,000	2,820,318
Louisville KY General Obligation	5.000	11/01/2019	Aa2/AA*	1,775,000	1,870,122

					11,038,796

PUBLIC FACILITIES REVENUE BONDS
.75% of Net Assets
Boone County KY Public Property Corporation - AOC Judicial	5.000	09/01/2019	Aa3	1,000,000	1,057,100
Boone County KY Public Property Corporation-Judicial Facility	5.125	09/01/2022	Aa3	1,750,000	1,849,960
Calloway County KY Public Property Corporation - Courthouse	5.625	03/01/2018	A*	1,000,000	1,020,540
Danville KY Multi-City Lease Revenue - Mt Sterling	5.000	09/01/2011	NR	335,000	338,363
Florence KY Public Property Corporation Revenue	5.250	03/01/2017	A3	1,060,000	1,067,908

					5,333,871

STATE AND LOCAL MORTGAGE REVENUE BONDS
.56% of Net Assets
Florence KY Housing Facility Revenue	6.300	08/15/2019	A/A*	2,615,000	2,715,651
Kentucky Housing Corporation	4.750	07/01/2032	Aaa/AAA*	1,265,000	1,264,912

					3,980,563

CERTIFICATES OF PARTICIPATION BONDS
.35% of Net Assets
Shelbyville KY Certificate of Participation	5.350	10/01/2013	NR	1,295,000	1,320,900
Shelbyville KY Certificate of Participation	5.450	10/01/2017	NR	1,130,000	1,148,125

					2,469,025

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
.30% of Net Assets
Berea KY Educational Facilities Revenue	4.125	06/01/2022	Aaa	2,190,000	2,143,813

					2,143,813
Total Investments (cost $685,661,199)(See (a) below for further explanation) 98.39% of Net Assets					$696,551,611

*       Standard and Poor’s Corporation

@     Fitch's Investors Service

All other ratings by Moody's Investors Service, Inc.

NR   Not Rated

#       Bond ratings are unaudited.

^       Certain bonds within the same Kentucky Area Development Districts (KADD) financial pool are in default, however, the bonds held by the Fund are not in default at September 30, 2007.

^^     On May 9, 2006, the Issuer received a proposed adverse determination from the IRS which asserts that the interest paid to holders of the subject bonds is not excludable from gross income under section 103 of the Internal Revenue Code. The issuer is pursuing an appeal of the proposed adverse determination.

(a)    Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

		Unrealized appreciation		$14,654,663
		Unrealized depreciation		(3,764,251)

		Net unrealized appreciation		$10,890,412

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
56.90% of Net Assets
Boone-Florence Water Supply System Revenue	4.300%	12/01/2011	Aaa/AAA@	$505,000	$518,958
Carrollton & Henderson Ky Public Energy Authority Gas	5.000	01/01/2009	Aaa/AAA*/AAA@	3,650,000	3,712,561
Eastern KY University Consolidated Education Building	4.300	05/01/2009	Aaa/AAA*/AAA@	500,000	505,895
Hardin County KY Hospital Revenue Refunding	3.500	10/01/2010	Aaa/AAA@	1,050,000	1,043,469
Jefferson County KY Health Facility University Medical Center	5.000	07/01/2008	Aaa/AAA*/AAA@	300,000	303,156
Jefferson County KY School District Finance Corporation	3.125	01/01/2011	Aaa/AAA*/AAA@	2,240,000	2,187,942
Kentucky Asset Liability Project Notes	5.000	09/01/2017	Aaa/AAA*/AAA@	1,000,000	1,087,200
KY Asset Liability Project Notes	5.000	09/01/2016	Aaa/AAA*/AAA@	2,000,000	2,151,260
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2016	Aaa/AAA*/AAA@	1,250,000	1,350,938
KY Economic Development Finance Authority Appalachian Hospital	5.700	10/01/2010	A*	1,000,000	1,028,170
KY State Property & Building Project #87	5.000	03/01/2020	Aaa/AAA*/AAA@	3,000,000	3,199,530
KY State Property & Building #69	5.000	08/01/2009	Aaa/AAA*/AAA@	1,620,000	1,664,939
KY State Property & Building #65	5.750	02/01/2009	Aaa/AAA*/AAA@	750,000	772,688
KY State Property & Building #82	5.250	10/01/2015	Aaa/AAA*/AAA@	2,000,000	2,201,520
KY State Property & Building #82	5.250	10/01/2017	Aaa/AAA*/AAA@	1,000,000	1,107,480
KY State Property & Building #74	5.375	02/01/2011	Aaa/AAA*/AAA@	1,005,000	1,056,758
KY State Turnpike Authority Economic Development	5.000	07/01/2017	Aaa/AAA*/AAA@	2,570,000	2,779,866
Northern KY Water Services District Water District Revenue	4.750	02/01/2011	Aaa	1,025,000	1,043,225
Oldham County School Building Corporation	4.375	06/01/2018	Aaa	2,570,000	2,632,040
University of KY Consolidated Education Building-Series S	3.500	05/01/2010	Aaa/AAA@	1,190,000	1,186,168
Warren County KY School District Finance Corporation	4.000	02/01/2015	Aaa	785,000	795,951
Warren County KY School District Finance Corporation	4.000	02/01/2016	Aaa	1,330,000	1,345,002

					33,674,716

LEASE REVENUE BONDS
16.15% of Net Assets
KY Area Development Districts Financing Lease - Ewing ^	5.100	06/01/2010	AA*	820,000	832,628
KY Infrastructure Authority Government Agency Program S:K	4.000	08/01/2010	AA*	1,000,000	1,011,210
KY Infractructure Authority-Series A	5.000	06/01/2010	Aa3/A+*/AA-@	2,000,000	2,069,660
KY Infrastructure Authority	5.250	08/01/2013	AA*	1,185,000	1,284,516
KY State Property & Building #71	5.500	08/01/2008	Aa3/A+*/AA-@	10,000	10,156
KY State Property & Building #60	5.500	10/01/2008	Aa3/A+*/AA-@	500,000	510,520
KY State Property & Building #73	3.700	11/01/2008	Aa3/A+*/AA-@	1,000,000	1,001,040
KY State Property & Building #73	5.250	11/01/2011	Aa3/A+*/AA-@	750,000	793,740
KY State Property & Building #73	5.250	11/01/2009	Aa3/A+*/AA-@	540,000	557,334
Laurel County KY School District Finance Corporation	4.600	03/01/2010	Aa3	1,000,000	1,024,410
Madison County KY School District Finance Corporation Revenue	3.500	05/01/2013	Aa3	470,000	463,411

					9,558,625

PREREFUNDED BONDS
7.34% of Net Assets
KY Economic Development Finance Authority - Catholic Health	5.500	12/01/2010	Aa2/AA*/AA@	2,100,000	2,219,217
KY Economic Development Finance Authority - Catholic Health	5.750	12/01/2015	Aa2/AA	2,000,000	2,127,320

					4,346,537

ESCROWED TO MATURITY BONDS
4.72% of Net Assets
Ashland KY Pollution Control Revenue Ashland Inc Project	5.700	11/01/2009	Ba1	500,000	521,365
Jefferson County KY Capital Projects Corporation	6.375	12/01/2007	NR	1,500,000	1,507,410
KY Economic Development Finance Authority - Norton Health	6.125	10/01/2010	A-@	310,000	319,024
KY State Property & Building #71	5.500	08/01/2008	Aaa/AAA*/AAA@	440,000	447,801

					2,795,600

GENERAL OBLIGATION BONDS
4.68% of Net Assets
Jefferson County KY General Obligation	5.500	08/15/2010	Aa2/AA*	2,635,000	2,767,751

					2,767,751

HOSPITAL AND HEALTHCARE REVENUE BONDS
3.16% of Net Assets
KY Economic Development Finance Authority - Catholic Health	4.250	10/01/2009	A1/AA-*/AA-@	255,000	257,442
KY Economic Development Finance Authority - Catholic Health	4.500	10/01/2011	A1/AA-*/AA-@	1,000,000	1,023,920
KY Economic Development Finance Authority - Norton Health	6.125	10/01/2010	A-@	575,000	588,950

					1,870,312

MUNICIPAL UTILITY REVENUE BONDS
1.74% of Net Assets
Louisville KY Waterworks Board Water System Revenue	4.500	11/15/2010	Aa1/AA*	1,000,000	1,029,970

					1,029,970

VARIABLE RATE BONDS
1.69% of Net Assets
KY Asset Liability Commission General Fund	4.119	11/01/2027	Aaa/AAA*/AAA@	1,000,000	1,000,000

					1,000,000

CERTIFICATES OF PARTICIPATION BONDS
1.60% of Net Assets

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
KY Interlocal School Transportation Assistance Equipment	3.750%	03/01/2015	Aa3	$770,000	$764,557
Shelbyville KY Certificate of Participation Refinancing	4.900	10/01/2007	NR	180,000	180,016

					944,573

Total Investments (cost $57,369,127)(See (a) below for further explanation) 97.98% of Net Assets					$57,988,084

*       Standard and Poor’s Corporation

@     Fitch's Investors Service

All other ratings by Moody's Investors Service, Inc.

NR   Not Rated

#       Bond ratings are unaudited.

^       Certain bonds within the same Kentucky Area Development Districts (KADD) financial pool are in default, however, the bonds held by the Fund are not in default at September 30, 2007.

(a)    Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

		Unrealized appreciation		$746,534
		Unrealized depreciation		(127,577)

		Net unrealized appreciation		$618,957

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100%

September 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
72.99% of Net Assets
De Soto County MS School District	4.500%	04/01/2016	Aaa/AAA*	$30,000	$30,929
Gautier MS Utility District Utility System Revenue	5.125	03/01/2018	Aaa/AAA@	75,000	78,388
Hinds County MS Revenue Refunding - MS Methodist Hospital	5.600	05/01/2012	Aaa/AAA*/AAA@	20,000	20,706
Itawamba Community College District MS Educational Facility	5.000	02/01/2020	AAA*/AAA@	100,000	104,268
Jackson MS Municipal Airport Authority	5.000	10/01/2031	Aaa/AAA*/AAA@	320,000	328,707
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	AAA*	120,000	135,451
MS Business Finance Corporation MS Pollution Control Revenue	4.600	04/01/2022	Aaa/AAA*	100,000	100,590
MS Development Bank Special Obligation Capital Project	5.000	07/01/2031	Aaa/AAA*/AAA@	75,000	79,302
MS Development Bank Special Obligation Flowood Revenue Project	5.625	11/01/2019	Aaa/AAA*/AAA@	10,000	10,018
MS Development Bank Special Obligation Meridian Community	5.500	07/01/2016	Aaa/AAA*/AAA@	30,000	30,362
MS Development Bank Special Obligation Multi-Purpose	5.000	07/01/2021	Aaa/AAA*	50,000	51,973
MS Development Bank Special Obligation Jackson Water/Sewer	4.750	09/01/2019	Aaa/AAA*/AAA@	100,000	104,004
MS Development Bank Special Obligation Jackson Water/Sewer	5.000	09/01/2029	Aaa/AAA*/AAA@	40,000	41,225
MS Development Bank Special Obligation Horn Lake	5.000	10/01/2020	AAA*	50,000	51,947
MS Development Bank Special Obligation Lee County School	4.500	09/01/2021	Aaa/AAA@	100,000	100,964
MS Development Bank Special Obligation Southaven Water	5.000	03/01/2025	AAA*/AAA@	325,000	338,881
MS Development Bank Special Obligation Municipal Energy	5.000	03/01/2031	Aaa/AAA*/AAA@	100,000	102,624
MS Development Bank Special Obligation Covington Hospital	5.000	07/01/2027	AAA*	150,000	154,602
MS Development Bank Special Obligation Capital Projects^^	5.875	07/01/2024	Aaa/AAA*/AAA@	55,000	59,242
MS Development Bank Special Obligation Capital Projects^^	5.000	07/01/2024	Aaa/AAA*/AAA@	370,000	370,385
MS Development Bank Special Obligation Combination	5.000	07/01/2018	Aaa/AAA*/AAA@	100,000	104,463
MS Home Corporation Housing Revenue - 8A	4.750	12/01/2018	A*	125,000	122,865
MS State Refunding Notes Projects - Series C	5.000	12/01/2022	Aaa/AAA*/AAA@	200,000	210,254
Ms Development BK Special Obligation Culkin Water District	5.800	07/01/2018	Aaa/AAA*/AAA@	25,000	25,897
MS State University Educational Building Corporate Revenue	5.500	08/01/2014	Aaa/AAA@	75,000	79,513
MS State University Educational Building Corporate Revenue	5.000	08/01/2024	Aaa/AAA*/AAA@	350,000	365,904
Olive Branch MS Public Improvement	4.125	06/01/2022	Aaa/AAA@	100,000	97,150
Olive Branch MS Water & Sewer Revenue	4.500	03/01/2014	Aaa/AAA@	30,000	31,154
Pearl River County MS Certificate of Participation	4.500	04/01/2021	Aaa/AAA@	200,000	203,020
Stone County MS School District	4.000	06/01/2016	Aaa/AAA@	50,000	50,164
University Southern MS Education Building - Series A	5.000	03/01/2022	Aaa	100,000	105,334
Winston County MS Urban Renewal Revenue	5.150	12/01/2017	AAA*/AAA@	15,000	15,042

					3,705,328
GENERAL OBLIGATION BONDS
13.95% of Net Assets
Hinds County MS School District	4.750	03/01/2015	NR	50,000	50,512
Jackson MS Redevelopment Authority Urban Renewal Revenue	5.600	11/01/2021	A2	20,000	21,028
MS Development Bank Special Obligation Public Improvement	4.750	12/01/2019	BBB+*	145,000	145,022
MS State General Obligation	5.100	11/15/2012	Aa3/AA*/AA@	10,000	10,634
Mississippi State General Obligation - Series A	5.500	12/01/2015	Aa3/AA*/AA@	100,000	111,546
MS State Refunding-Series A	5.250	11/01/2019	Aa3/AA*/AA@	325,000	359,031
Richland MS Tax Increment	5.600	06/01/2013	NR	10,000	10,451

					708,224

PREREFUNDED BONDS
9.21% of Net Assets
Biloxi MS Tax Increment - Limited Obligation - Series A	5.900	10/01/2019	A*	35,000	36,546
MS Development Bank Special Obligation Madison County	5.250	06/01/2023	Aaa	50,000	54,118
MS Development Bank Special Obligation Madison County	5.250	06/01/2024	Aaa	50,000	54,118
MS Development Bank Special Obligation Southaven	6.200	03/01/2020	A*	10,000	10,365
MS Development Bank Special Obligation Adams County Juvenile	5.900	07/01/2017	A*	10,000	10,398
MS Development Bank Special Obligation Natchez Convention	5.800	07/01/2019	Aaa/AAA*/AAA@	25,000	27,970
MS Development Bank Special Obligation Gulfport Combined Water	5.500	07/01/2015	Aaa/AAA*/AAA@	10,000	10,978
MS Development Bank Special Obligation Desoto County	5.900	07/01/2021	Aaa/AAA*/AAA@	5,000	5,410
MS Development Bank Special Obligation Rankin County	5.400	07/01/2014	Aaa/AAA*/AAA@	10,000	10,471
MS Development Bank Special Obligation Okolona Electric	5.350	07/01/2021	A*	50,000	52,903
MS Hospital Equipment and Facilities Forrest County	5.500	01/01/2024	Aaa/AAA@	45,000	48,033
Southern MS Education Building Corporation Revenue	5.100	03/01/2020	Aaa/AAA*	70,000	74,375
Southern MS University Educational Building Corporation	5.750	03/01/2021	Aaa	10,000	10,758
University MS Educational Building - Stadium A	5.500	12/01/2017	Aaa/AAA*	5,000	5,018
Vicksburg Warren MS School District	4.700	02/01/2017	AA-*	40,000	40,164
Walnut Grove MS Correctional Authority Certificate of Participation	6.000	11/01/2019	Aaa/AAA*/AAA@	15,000	16,022

					467,647

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100%

September 30, 2007

Bond Description	Coupon	Maturity Date	Rating#		Par Value	Market Value
ESCROWED TO MATURITY BONDS
1.07% of Net Assets
Harrison County MS Wastewater Management District	5.000%	02/01/2015	Baa1/Aaa		$25,000	$26,938
MS Gulf Coast Regional Wastewater Treatment Facilities	7.000	07/01/2012	AAA	*	25,000	27,280

						54,218

Total Investments (cost $4,903,786) (See (a) below for further explanation) 97.22% of Net Assets						$4,935,417

*       Standard and Poor's Corporation

@     Fitch's Investors Service

All other ratings by Moody's Investors Service, Inc.

NR   Not Rated

#       Bond ratings are unaudited.

^^     On May 30, 2006, the Issuer received a proposed adverse determination from the IRS which asserts that the interest paid to holders of the subject bonds is not excludable from gross income under section 103 of the Internal Revenue Code. The issuer is pursuing an appeal of the proposed adverse determination.

(a)    Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

		Unrealized appreciation			$83,398
		Unrealized depreciation			(51,767)

		Net unrealized appreciation			$31,631

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

September 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
70.57% of Net Assets
Burke County NC Certificate of Participation	5.000%	04/01/2023	Aaa/AAA*	$1,000,000	$1,047,250
Catawba County NC Catawba Memorial Hospital Revenue	5.000	10/01/2017	Aaa/AAA@	500,000	514,560
Charlotte NC Airport Revenue	5.250	07/01/2023	Aaa/AAA*/AAA@	1,000,000	1,058,140
Charlotte NC Airport Revenue Bonds Refunding	5.000	07/01/2025	Aaa/AAA*/AAA@	1,000,000	1,041,470
Cumberland County NC Certificate of Participation Civic Center	5.000	12/01/2018	Aaa/AAA*/AAA@	500,000	510,945
Dare County NC Utility System Revenue	5.250	06/01/2018	Aaa/AAA*/AAA@	250,000	257,185
Dare County NC Certificate of Participation	5.125	06/01/2018	Aaa/AAA*/AAA@	500,000	527,135
Davie County NC Public School & Community College Facility	5.000	06/01/2023	Aaa/AAA*/AAA@	1,000,000	1,050,180
Davie County NC Public School & Community College Facility	5.000	06/01/2025	Aaa/AAA*/AAA@	1,690,000	1,754,947
Greenville NC Housing Development Corporation	5.800	07/01/2024	Aaa/AAA*/AAA@	35,000	35,287
Harnett County NC Certificate of Participation	5.000	12/01/2018	Aaa/AAA*/AAA@	1,475,000	1,549,974
Henderson County NC Certificates of Participation	5.000	05/01/2025	Aaa/AAA*/AAA@	1,000,000	1,033,760
Iredell County NC Certificate of Participation Public Facilities	5.250	10/01/2020	Aaa/AAA@	1,000,000	1,068,920
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	Aaa/AAA*	1,000,000	1,045,020
Lee County NC Certificate of Participation	5.000	04/01/2025	Aaa/AAA*	550,000	575,410
Lenoir NC Housing Authority Mortgage Revenue	5.700	08/20/2024	AAA*	100,000	101,823
Montgomery County NC Certificates of Participation Series A	5.000	02/01/2030	Aaa/AAA*	1,680,000	1,742,093
New Hanover County NC Hospital Revenue	5.000	10/01/2019	Aaa/AAA*/AAA@	1,110,000	1,137,572
New Hanover County NC Certificate of Participation	5.000	12/01/2022	Aaa/AAA*/AAA@	1,000,000	1,041,810
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2018	AA*	600,000	614,388
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2028	AA*	630,000	636,791
NC Medical Care Community Hospital - Morehead Memorial Hospital	5.000	11/01/2026	Aaa/AAA*/AAA@	2,000,000	2,067,520
NC Eastern Municipal Power Agency Power System Revenue	5.500	01/01/2017	Aaa/AAA*/AAA@	150,000	150,083
NC Eastern Municipal Power Agency Power System Refunding	5.375	01/01/2024	Aaa/AAA*/AAA@	1,000,000	1,012,940
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Aaa/AAA*/AAA@	1,000,000	1,164,110
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	Aaa/AAA*/AAA@	1,000,000	1,047,450
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2019	Aaa/AAA*/AAA@	1,000,000	1,060,630
NC Medical Care Community Hospital Revenue - High Point	5.000	10/01/2019	Aaa/AAA*/AAA@	500,000	515,150
NC Medial Care Community Hospital - Northeast Medical Center	4.600	11/01/2020	Aaa/AAA*/AAA@	350,000	356,829
NC Medical Care Community Hospital Revenue - Rex Hospital	5.000	06/01/2017	Aaa/AAA*/AAA@	500,000	508,976
NC Medical Care Community Hospital Revenue - St Joseph	5.100	10/01/2014	Aaa/AAA*/AAA@	5,000	5,004
NC Medical Care Community Hospital Revenue - Stanly Hospital	5.375	10/01/2014	Aaa/AAA	50,000	50,678
NC Medical Care Community Hospital Revenue - Wilson Memorial	5.625	11/01/2018	Aaa/AAA*	80,000	80,108
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.125	01/01/2017	Aaa/AAA*/AAA@	500,000	509,450
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.125	01/01/2017	Aaa/AAA*/AAA@	700,000	716,310
Raleigh Durham NC Airport Authority	5.250	11/01/2018	Aaa/AAA@	1,000,000	1,053,840
Raleigh/Durham NC Airport Revenue	5.000	11/01/2020	Aaa/AAA@	1,000,000	1,045,550
Sampson County NC Certificate of Participation	5.000	06/01/2022	Aaa/AAA*/AAA@	1,250,000	1,312,513
Sampson County NC Certificate of Participation	5.000	06/01/2026	Aaa/AAA*	1,000,000	1,041,990
University of NC at Chapel Hill Hospital Revenue	5.250	02/15/2017	Aaa/AAA*/AAA@	500,000	514,384
University of NC System Pool Revenue	5.000	04/01/2019	Aaa/AAA@	1,000,000	1,060,320
University of NC Wilmington Certificate of Participation	5.250	06/01/2025	AAA*/AAA@	1,000,000	1,061,480
University of NC Wilmington Student Housing Project	5.000	06/01/2025	AAA*	580,000	606,964
Wilmington NC Certificate of Participation	5.000	06/01/2032	Aaa/AAA*/AAA@	1,500,000	1,542,240
Wilson NC Certificate of Participation Public Facilities	5.000	05/01/2021	Aa1/AAA*/AAA@	780,000	823,142
Wilson NC Certificate of Participation Public Facilities	5.000	05/01/2025	Aa1/AAA*/AAA@	750,000	781,890
Wilson County Certificates of Participation Public Facility	5.000	05/01/2029	Aaa/AAA*/AAA@	1,355,000	1,402,966
Wilson Combined Enterprise System	4.700	12/01/2022	Aaa/AAA*	500,000	510,555

					40,347,732

PREREFUNDED BONDS
8.75% of Net Assets
Cary NC Combined Enterprise System Revenue	5.000	12/01/2022	Aa2/AA*/AAA@	700,000	736,533
Charlotte NC Certificate of Participation Convention Facility	5.500	12/01/2020	Aa2/AA+*	700,000	746,648
Cumberland County NC Hospital Facilities Revenue	5.250	10/01/2019	A3/A-*/A-@	1,000,000	1,040,600
Cumberland County NC Hospital Facilities Revenue	5.250	10/01/2019	AA*/AA@	1,000,000	1,044,760
New Hanover County NC Certificates of Participation	5.000	12/01/2017	Aaa/AAA*/AAA@	250,000	255,635
NC Eastern Municipal Power Agency Power System	6.000	01/01/2026	Aaa/BBB*/BBB+@	545,000	653,302
Pitt County NC Certificate of Participation School Facility	5.500	04/01/2020	Aaa/AAA*/AAA@	500,000	527,285

					5,004,763

CERTIFICATES OF PARTICIPATION BONDS
8.56% of Net Assets
Cabarrus County NC Certificate of Participation	5.000	04/01/2021	Aa3/AA-*/AA-@	650,000	675,981
Charlotte NC Certificate of Participation Convention Facility	5.000	12/01/2024	Aa2/AA+*	1,000,000	1,042,860
Charlotte NC Certificate of Participation Government Facility	5.250	06/01/2020	Aa2/AA+*/AA@	1,000,000	1,054,530
Forsyth County NC Certificates of Participation	5.000	10/01/2018	Aa1/AA+*/AA+@	5,000	5,113
Forsyth County NC Certificate of Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	569,784
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2025	Aa2/AA+*/AA@	1,500,000	1,548,240

					4,896,508

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

September 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
LEASE REVENUE BONDS
3.16% of Net Assets
Charlotte NC Water and Sewer Systems Revenue	4.500%	07/01/2028	Aa1/AAA*/AAA@	$750,000	$746,940
NC Infrastructure Financial Corporation Lease Purchase	5.000	10/01/2021	Aa2/AA+*/AA@	1,000,000	1,057,860

					1,804,800

HOSPITAL AND HEALTHCARE REVENUE BONDS
2.20% of Net Assets
NC Medical Care Health Care Facilities Revenue - Novant Health	5.000	11/01/2017	Aa3/AA-*/AA-@	1,000,000	1,036,041
NC Medical Care Community Hospital Revenue - Gaston Memorial	5.500	02/15/2019	A1/A+*	150,000	152,378
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.250	12/01/2013	A1	45,000	46,185
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.000	12/01/2018	A1	25,000	25,510

					1,260,114

GENERAL OBLIGATION BONDS
1.85% of Net Assets
Cary NC General Obligation	5.000	03/01/2019	Aaa/AAA*/AAA@	1,000,000	1,056,080

					1,056,080

MUNICIPAL UTILITY REVENUE BONDS
.97% of Net Assets
Charlotte NC Storm Water Revenue Refunding	5.250	06/01/2019	Aa2/AA+*	520,000	555,194

					555,194

ESCROWED TO MATURITY BONDS
.61% of Net Assets
Pitt County NC Memorial Hospital Revenue	5.500	12/01/2015	Aaa/AA-@	325,000	346,544

					346,544

STATE AND LOCAL MORTGAGE REVENUE BONDS
.43% of Net Assets
NC Housing Finance Agency Single Family Revenue Series Y	6.300	09/01/2015	Aa2/AA*	30,000	30,048
NC Housing Finance Agency Single Family Revenue Series II	6.200	03/01/2016	Aa2/AA*	30,000	32,533
NC Housing Finance Agency Single Family Revenue Series KK	5.875	09/01/2017	Aa2/AA*	45,000	45,306
NC Housing Finance Agency Home Ownership Revenue	5.125	07/01/2013	Aa2/AA*	45,000	45,673
Vance County NC Housing Mortgage Revenue Henderson Project	6.150	03/01/2022	Aa2	95,000	95,048

					248,608

Total Investments (cost $54,726,634) (See (a) below for further explanation) 97.10% of Net Assets					$55,520,343

*       Standard and Poor’s Corporation

@     Fitch's Investors Service

All other ratings by Moody's Investors Service, Inc.

#       Bond ratings are unaudited.

(a)    Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

		Unrealized appreciation		$1,109,230
		Unrealized depreciation		(315,521)

		Net unrealized appreciation		$793,709

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

September 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
70.87% of Net Assets
Catawba County Certificate of Participation Public School	5.250%	06/01/2016	Aaa/NR*/AAA@	$125,000	$135,590
Catawba County NC Certificate of Participation	5.250	06/01/2019	Aaa/AAA*/AAA@	200,000	213,778
Centennial Authority NC Hotel Tax Revenue Bond Arena Project	5.000	09/01/2012	Aaa/AAA*/AAA@	100,000	102,024
Charlotte NC Certificate of Participation	5.000	08/01/2012	Aaa/AAA*/AAA@	1,000,000	1,060,730
Davie County NC Community College	4.000	06/01/2013	Aaa/AAA*	250,000	254,438
Forsyth County NC Public Improvement General Obligation	4.500	03/01/2009	Aaa/AAA*/AAA@	250,000	254,103
Greenville NC Certificate of Participation Public Facility	4.600	06/01/2011	Aaa/AAA*/AAA@	100,000	101,623
Harnett County NC Certificate of Participation	5.250	12/01/2009	Aaa/AAA*/AAA@	240,000	248,506
Haywood NC Certificate of Participation Refunding	5.000	10/01/2016	Aaa/AAA*/AAA@	635,000	679,234
Iredell County NC Certificate of Participation School Project	5.000	06/01/2018	Aaa/AAA*/AAA@	425,000	453,938
Johnston County NC Finance Corporation School & Museum Project	4.650	08/01/2008	Aaa/AAA*/AAA@	200,000	202,048
Lee County NC Certificate of Participation	5.000	04/01/2016	Aaa/AAA*/AAA@	215,000	229,368
Lincolnton NC Enterprise System Revenue	5.000	05/01/2016	Aaa/AAA*/AAA@	385,000	414,152
New Hanover County NC Regional Medical Center Hospital Revenue	4.250	10/01/2009	Aaa/AAA*/AAA@	100,000	101,209
NC Medical Care Community Hospital - Rowan Medical	5.250	09/01/2016	Aaa/AAA*/AAA@	1,100,000	1,189,320
North Carolina Medical Care Community Hospital - Chatham Memorial	3.625	10/01/2010	AA*/AA@	100,000	97,837
NC Eastern Municipal Power Agency Power System Revenue	6.125	01/01/2009	BAA2/A*	120,000	123,478
NC Municipal Power Agency Number 1 Catawba Electric	6.000	01/01/2010	Aaa/AAA*/AAA@	200,000	210,085
NC Medical Care Community Hospital - Scotland Memorial	5.375	10/01/2011	AA*	35,000	35,037
NC Medical Care Community Hospital - Wilson Memorial	4.900	11/01/2007	Aaa/AAA*	75,000	75,106
NC Medical Community Hospital - Wayne Memorial	4.750	10/01/2011	Aaa/AAA@	350,000	356,941
NC Medical Care Community Hospital - Rex Healthcare	5.250	06/01/2008	Aaa/AAA*/AAA@	450,000	455,909
Pitt County NC Certificate of Participation School Facility	4.750	04/01/2010	Aaa/AAA*/AAA@	100,000	102,758
Randolph County NC Certificate of Participation	5.200	06/01/2008	Aaa/AAA*/AAA@	145,000	146,720
Union County NC Certificate of Participation	5.000	06/01/2020	Aaa/AAA*/AAA@	250,000	265,520
University NC System Pool Revenue	5.000	10/01/2009	Aaa/AAA*/AAA@	170,000	174,384
Wilson County NC General Obligation	5.000	06/01/2010	Aaa/AAA*/AAA@	250,000	259,353

					7,943,189

CERTIFICATES OF PARTICIPATION BONDS
8.85% of Net Assets
Cabarrus County NC Certificate of Participation	4.500	04/01/2009	Aa3/AA-*/AA-@	100,000	101,235
Cary County NC Certificate of Participation	5.000	12/01/2017	Aa1/AA+*/AA+@	250,000	263,840
Charlotte NC Certificate of Participation	5.750	06/01/2008	Aa1/AA+*	100,000	101,569
Durham County NC Certificate of Participation	4.750	05/01/2009	Aa1/AA+*	210,000	213,990
Durham NC Certificate of Participation	5.000	04/01/2010	Aa1/AA+*/AA+@	300,000	310,860

					991,494

LEASE REVENUE BONDS
6.24% of Net Assets
Greensboro NC Enterprise System Revenue Combination	4.800	06/01/2012	Aa3/AA+*/AA+@	75,000	76,404
Greensboro NC Enterprise System Revenue	5.000	06/01/2011	Aa3/AA+*/AA+@	500,000	522,645
Winston-Salem NC Certificate of Participation	3.950	06/01/2009	Aa1/AA+*/AA+@	100,000	100,705

					699,754

HOSPITAL AND HEALTHCARE REVENUE BONDS
4.27% of Net Assets
Cumberland County NC Hospital Facility Revenue	4.500	10/01/2007	A3/A-*/A-@	200,000	200,012
NC Medical Care Community Hospital - Pitt Memorial	4.400	12/01/2011	Aa3/AA-*/AA-@	275,000	278,630

					478,642

PREREFUNDED BONDS
3.03% of Net Assets
NC State General Obligation	4.750	04/01/2010	Aa1/AAA*/AAA@	100,000	101,652
Piedmont Triad NC Airport Authority Revenue	5.250	07/01/2011	Aaa/AAA*/AAA@	200,000	207,684
University NC System Pool Revenue - Series B	5.000	10/01/2009	Aaa/AAA*/AAA@	30,000	30,734

					340,070

GENERAL OBLIGATION BONDS
2.88% of Net Assets
NC State Public Improvement General Obligation	4.500	03/01/2010	Aa1/AAA*/AAA@	150,000	153,209
NC State Public School Building General Obligation	4.600	04/01/2010	Aa1/AAA*/AAA@	50,000	50,986
NC Public School Building General Obligation	4.600	04/01/2011	Aa1/AAA*/AAA@	115,000	118,036

					322,231

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

September 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.81% of Net Assets
University of NC Revenue Refunding	5.000%	12/01/2010	Aa1/AA+*/AA+@	$195,000	$202,874

					202,874

Total Investments (cost $10,916,376) (See (a) below for further explanation) 97.95% of Net Assets					$10,978,254

*       Standard and Poor's Corporation

@     Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#       Bond ratings are unaudited.

(a)    Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

		Unrealized appreciation		$61,878
		Unrealized depreciation		—

		Net unrealized appreciation		$61,878

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

September 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
56.83% of Net Assets
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aaa	$1,500,000	$1,579,995
Blount County TN Public Building Authority Local Government	4.750%	06/01/2031	Aaa	750,000	762,060
Blount County TN Public Building Authority General Obligation	5.250	06/01/2019	Aaa	1,050,000	1,129,979
Blount County TN Building Authority Local Government	5.000	06/01/2032	Aaa	750,000	777,315
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	AAA*/AAA@	1,000,000	1,048,150
Clarksville TN Electric System Revenue Bonds	5.000	09/01/2032	Aaa	1,250,000	1,293,463
Cleveland TN General Obligation - Series A	5.000	06/01/2027	Aaa	680,000	707,125
Columbia TN Broadband Network Revenue & Tax	5.000	03/01/2025	Aaa	1,000,000	1,044,710
Columbia TN Refunded - Sewer System	5.000	12/01/2024	Aaa	1,235,000	1,298,318
Franklin County TN Health & Educational Facilities Board	5.000	09/01/2025	AAA*	1,000,000	1,041,780
Giles County TN	4.500	02/01/2018	Aaa/AAA@	1,000,000	1,029,560
Greene County TN General Obligation - Series B	5.000	06/01/2024	Aaa/AAA@	505,000	529,594
Hallsdale-Powell Utility District Knox County TN Water and Sewer Revenue	5.000	04/01/2031	AAA*	740,000	769,519
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2029	Aaa/AAA@	1,410,000	1,455,726
Harpteth Valley Utilities TN Davidson & Williamson Counties	5.000	09/01/2032	Aaa	1,420,000	1,468,237
Hawkins County TN Refunding General Obligation	4.750	05/01/2017	Aaa/AAA*/AAA@	200,000	206,822
Johnson City TN Health & Educational Facilities	6.500	07/01/2014	Aaa/AAA*/AAA@	1,000,000	1,153,730
Kingsport TN Water & Sewer System	4.350	06/01/2017	Aaa/AAA@	710,000	716,213
Kingsport TN Industrial Development Board Multi-family	5.400	04/20/2021	AAA*	445,000	470,997
Knox County TN Health Educational & Housing Facilities - Baptist	5.500	04/15/2017	Baa3/AAA*	1,315,000	1,329,268
Knox County TN Health Educational & Housing Facilities - Ft Sanders	6.250	01/01/2013	Aaa/AAA*/AAA@	10,000	11,167
Knox County TN Health Educational & Housing - Covenant Health	5.000	01/01/2022	Aaa/AAA*/AAA@	450,000	463,370
Knox County TN Utility District Water & Sewer	5.625	12/01/2019	Aaa/AAA*/AAA@	220,000	222,979
Knoxville TN Gas Revenue - Series K	4.750	03/01/2020	Aaa/AAA*/AAA@	1,500,000	1,532,340
Knoxville TN Gas Revenue Refunded System - Series K	4.750	03/01/2022	Aaa/AAA*/AAA@	1,550,000	1,577,141
Knoxville TN Wastewater System Revenue - Series A	4.750	04/01/2021	Aaa/AAA*/AAA@	1,150,000	1,171,471
Marion County TN Schools	5.000	06/01/2025	Aaa	1,050,000	1,101,912
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2023	Aaa/AAA*/AAA@	1,000,000	1,047,630
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2024	Aaa/AAA*/AAA@	1,000,000	1,045,720
Metro Nashville & Davidson County TN Multi-family	4.600	11/01/2026	AAA*	1,000,000	1,000,000
Metro Nashville & Davidson County TN Water & Sewer	5.000	01/01/2017	Aaa/AAA*/AAA@	1,000,000	1,013,500
Metro Government Nashville & Davidson County TN Water & Sewer	4.750	01/01/2022	Aaa/AAA*/AAA@	1,000,000	1,011,250
Metro Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2021	Aaa/AAA*/AAA@	1,000,000	1,058,030
Montgomery County TN General Obligation	4.750	05/01/2016	Aaa/AAA@	1,850,000	1,972,137
Montgomery County TN General Obligation	4.750	05/01/2020	Aaa/AAA@	1,000,000	1,047,140
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Aaa	255,000	260,268
Overton County TN Refunding - Schools	5.000	04/01/2018	Aaa	1,000,000	1,069,270
Robertson County TN General Obligation	4.500	06/01/2015	Aaa/AAA@	300,000	310,764
Robertson County TN General Obligation	5.000	04/01/2018	Aaa/AAA@	760,000	808,366
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aaa/AAA@	1,435,000	1,485,353
Smith County TN General Obligation	5.000	04/01/2021	Aaa/AAA@	720,000	768,254
Sullivan County TN Health Educational & Housing Facilities	5.000	09/01/2016	AA*/AA@	1,000,000	1,026,760
Sullivan County TN Health Educational & Housing Wellmont	5.000	09/01/2017	AA*/AA@	2,500,000	2,560,350
Sullivan County TN Health Educational & Housing Facilities	4.500	09/01/2019	AA*/AA@	1,000,000	980,960
TN Housing Development Agency Homeownership Program Series	5.150	07/01/2022	Aaa/AAA*/AAA@	690,000	704,580
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aaa/AAA*/AAA@	1,395,000	1,457,622
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aaa/AAA*/AAA@	1,440,000	1,502,741
Washington County TN General Obligation School and Public	5.000	04/01/2016	Aaa/AAA@	1,120,000	1,211,672
West Wilson Utility District TN Waterworks Revenue	4.750	06/01/2028	Aaa	2,460,000	2,505,707
White House Utility District TN Water & Sewer	5.000	01/01/2028	Aaa	1,235,000	1,289,808
White House Utility District TN Water & Sewer	5.000	01/01/2030	Aaa/AAA@	2,505,000	2,598,812
Wilson County TN General Obligation Refunding	5.100	05/01/2016	Aaa/AAA@	745,000	751,891
Wilson County TN Referendum General Obligation	5.000	04/01/2018	Aaa/AAA@	1,000,000	1,064,050

					57,445,576

GENERAL OBLIGATION BONDS
13.19% of Net Assets
Franklin TN School District Limited Tax Refunding	4.625	06/01/2018	Aa2	1,000,000	1,041,000
Franklin TN Water & Sewer Revenue & Tax	5.000	04/01/2024	Aaa	750,000	808,823
Knoxville TN General Obligation - Series A	5.000	05/01/2020	Aa2/AA*/AA+@	1,430,000	1,551,135
Memphis TN Referendum - General Improvement	5.000	11/01/2015	Aa2/AA*/AA-@	1,250,000	1,343,675
Memphis TN General Improvement	5.000	05/01/2020	Aa2/AA*/AA-@	2,000,000	2,086,300
Metro Government Nashville & Davidson County TN - Series B	5.000	08/01/2024	Aa2/AA*/AA+@	1,500,000	1,575,330
Shelby County TN - Series A	4.600	11/01/2022	Aa2/AA+*/AA@	500,000	511,365
Williamson County TN Refunding General Obligation	5.000	03/01/2020	Aa1	645,000	686,886
Williamson County TN Series A General Obligation	4.750	04/01/2021	Aa1	750,000	787,358
Williamson County TN Series B General Obligation	5.000	05/01/2023	Aa1	1,400,000	1,466,542
Williamson County TN General Obligation	5.000	05/01/2022	Aa1	1,400,000	1,474,900

					13,333,314

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

September 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
10.03% of Net Assets
Knox County TN Health - Fort Sanders Alliance	5.250%	01/01/2015	Aaa/AAA*/AAA@	$2,175,000	$2,353,198
Metro Nashville & Davidson County TN Open Arms	5.100	08/01/2016	AA*	2,500,000	2,519,300
Metro Nashville & Davidson County TN Open Arms	5.100	08/01/2019	AA*	1,660,000	1,670,624
Shelby County TN Health Education & Housing Facilities	5.000	07/01/2031	Aa2/AA+@	3,500,000	3,592,120

					10,135,242

PREREFUNDED BONDS
7.29% of Net Assets
Chattanooga TN Health Educational & Housing Revenue	5.000	12/01/2018	Aa2/AA*/AA@	1,000,000	1,019,840
Johnson City TN Health & Educational Facilities	5.125	07/01/2025	AAA*/AAA@	2,000,000	2,049,720
Knox County TN Health Educational & Housing Facilities University	5.750	04/01/2019	Baa1/A-@	1,000,000	1,042,410
Knox County TN Health Educational & Housing - Covenant Health	5.000	01/01/2022	Aaa/AAA*/AAA@	550,000	583,577
Memphis TN General Improvement	5.000	11/01/2021	Aa2/AA*/AA-@	500,000	525,365
Metro Nashville & Davidson County TN Modal	5.500	05/01/2023	Aa2/AA*	2,030,000	2,081,420
Metro Nashville & Davidson County TN Water & Sewer	6.500	12/01/2014	Aaa/AAA*	60,000	70,539

					7,372,871

STATE AND LOCAL MORTGAGE REVENUE
3.97% of Net Assets
TN Housing Development Agency Homeownership Program	5.850	01/01/2011	Aa2/AA*	200,000	201,558
TN Housing Development Agency Homeownership Program	5.500	07/01/2020	Aa2/AA*	410,000	415,920
TN Housing Development Agency Series 2001 - 3B	5.250	01/01/2020	Aa2/AA*	265,000	271,596
TN Housing Development Agency Mortgage Financing Series A	5.200	07/01/2023	Aa2/AA*	3,040,000	3,126,488

					4,015,562

MUNICIPAL UTILITY REVENUE BONDS
1.95% of Net Assets
Metro Nashville & Davidson County TN Electric System	5.125	05/15/2016	Aa3/AA*/AA@	700,000	719,853
Metro Nashville & Davidson County TN Electric System	5.125	05/15/2021	Aa3/AA*/AA@	1,085,000	1,131,774
Metro Nashville & Davidson County TN Water & Sewer	5.500	01/01/2016	Aa3/A+*	120,000	120,104

					1,971,731

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.69% of Net Assets
Metro Nashville & Davidson County TN - McKendree	5.125	01/01/2020	AA*	1,700,000	1,704,403

					1,704,403

ESCROWED TO MATURITY BONDS
1.22% of Net Assets
Jackson TN Water & Sewer Revenue	7.200	07/01/2012	Aaa/AAA*	5,000	5,387
Johnson City TN Health & Educational Revenue	5.000	07/01/2018	Aaa/AAA*/AAA@	1,000,000	1,021,850
Metro Nashville & Davidson County TN - Dandridge Tower	6.375	01/01/2011	A2	200,000	201,348

					1,228,585

LEASE REVENUE BONDS
0.26% of Net Assets
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050	09/01/2012	Baa2/BBB*	250,000	257,785

					257,785

INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
0.18% of Net Assets
Chattanooga TN Industrial Development Board F L Haney Co	7.200	08/15/2010	AAA*	20,000	21,924
Chattanooga TN Industrial Development Board F L Haney Co	7.200	02/15/2009	AAA*	25,000	26,186
Chattanooga TN Industrial Development Board F L Haney Co	7.200	08/15/2009	AAA*	25,000	26,630
Chattanooga TN Industrial Development Board F L Haney Co	7.200	02/15/2010	AAA*	100,000	108,279

					183,019

Total Investments (cost $97,217,508) (See (a) below for further explanation) 96.61% of Net Assets					$97,648,088

*       Standard and Poor’s Corporation

@     Fitch's Investors Service

All other ratings by Moody's Investors Service, Inc.

#       Bond ratings are unaudited.

(a)    Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

		Unrealized appreciation		$1,061,336
		Unrealized depreciation		(630,756)

		Net unrealized appreciation		$430,580

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

September 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
72.30% of Net Assets
Chattanooga-Hamilton County TN Hospital Authority Erlanger	5.625%	10/01/2009	Aaa/AAA*/AAA@	$715,000	$743,793
Dickson County TN Refunding	5.000	06/01/2015	Aaa/AAA@	140,000	148,422
Hawkins County TN General Obligation	4.500	05/01/2008	Aaa/AAA*/AAA@	315,000	317,224
Johnson City TN General Obligation	5.250	06/01/2008	Aaa/AAA*/AAA@	125,000	126,424
Johnson City TN Refunding	4.000	06/01/2015	Aaa	400,000	405,264
Knox County TN Health Education & Housing Facilities Board	5.500	04/15/2011	Baa/AAA*	300,000	303,723
Marshall County TN General Obligation	4.450	12/01/2010	Aaa/AAA@	270,000	277,306
Maury County TN School & Public Improvement	5.000	04/01/2016	Aaa/AAA@	1,000,000	1,069,800
Memphis-Shelby TN Sports Authority Memphis Arena Project	5.500	11/01/2012	Aaa/AAA*/AAA@	500,000	544,060
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2008	Aaa/AAA*/AAA@	150,000	152,658
Memphis TN General Obligation General Improvement	5.000	10/01/2016	Aaa/AAA*/AAA@	450,000	481,518
Memphis TN Electric System Revenue - Series A	5.000	12/01/2015	Aaa/AAA*/AAA@	1,200,000	1,278,528
Municipal Energy Acquisition Corporation TN Gas Revenue	4.125	03/01/2008	Aaa/AAA*/AAA@	250,000	250,920
Municipal Energy Acquisition Gas Corporation Revenue	4.125	03/01/2009	Aaa/AAA*/AAA@	200,000	201,940
Shelby County TN Methodist Hospital Healthcare Revenue	5.500	04/01/2008	Aaa/AAA*/AAA@	250,000	252,495
Shelby County TN Health Education & Housing Facility Rhodes	4.500	08/01/2009	Aaa/AAA*/AAA@	100,000	101,856
Sullivan County TN Health Educational & Housing Facility	5.000	09/01/2011	AA*/AA@	335,000	345,817
Tennergy Corporation TN Gas Revenue	5.000	06/01/2008	Aaa/AAA*/AAA@	500,000	505,705
Tennergy Corporation TN Gas Revenue	5.000	06/01/2009	Aaa/AAA*/AAA@	150,000	153,573

					7,661,026

GENERAL OBLIGATION BONDS
10.26% of Net Assets
Chattanooga TN General Obligation Unlimited	5.500	09/01/2010	Aa2/AA*/AA@	500,000	525,990
Rutherford County TN General Obligation	5.000	04/01/2009	Aa2/AA*	250,000	255,793
Rutherford County TN Public Improvement General Obligation	4.250	04/01/2009	Aa2/AA*	200,000	202,448
Shelby County TN Public Improvement General Obligation S:A	5.500	04/01/2009	Aa2/AA+*/AA@	100,000	103,017

					1,087,248

PREREFUNDED BONDS
3.88% of Net Assets
Metro Government Nashville & Davidson County TN General Obligation	5.125	11/15/2013	Aa2/AA*	300,000	309,999
TN State School Board Authority Higher Education Facility	4.800	05/01/2014	Aa2/AA-*	100,000	100,663

					410,662

LEASE REVENUE BONDS
3.85% of Net Assets
Memphis-Shelby County Airport Special Facilities-Federal Ex	5.000	09/01/2009	Baa2/BBB*	400,000	407,476

					407,476

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.37% of Net Assets
Metro Government Of Nashville & Davidson County Vandebilt	5.750	01/01/2008	Aa2/AA*	250,000	251,385

					251,385

MUNICIPAL UTILITY REVENUE BONDS
1.64% of Net Assets
Knoxville TN Gas Revenue System - Series J	4.750	03/01/2010	Aa3/AA*	170,000	174,058

					174,058

HOSPITAL AND HEALTHCARE REVENUE BONDS
.97% of Net Assets
Knox County TN Hospital Facility Revenue Catholic Healthcare	4.500	10/01/2011	A1/AA-*/AA-@	100,000	102,392

					102,392

STATE AND LOCAL MORTGAGE REVENUE BONDS
.68% of Net Assets
Shelby County TN Multi-Family Housing Memphis - Series A ^	0.000	01/01/2009	NR	240,000	72,000

					72,000

Total Investments (cost $10,603,288) (See (a) below for further explanation) 95.95% of Net Assets					$10,166,247

*       Standard and Poor’s Corporation

@     Fitch's Investors Service

All other ratings by Moody's Investors Service, Inc.

NR   Not Rated

#       Bond ratings are unaudited.

^       Security is in default and therefore is non-income producing.

(a)    Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

		Unrealized appreciation		$19,092
		Unrealized depreciation		(456,133)

		Net unrealized depreciation		$(437,041)

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies — 100%

September 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value of Shares	Market Value
FEDERAL HOME LOAN BANK
39.11% of Net Assets
Federal Home Loan Banks Medium Term Note	7.000%	08/15/2014	Aaa/AAA	$500,000	$563,149
Federal Home Loan Banks Medium Term Note	5.625	02/12/2018	Aaa/AAA	1,500,000	1,487,911
Federal Home Loan Banks Medium Term Note	5.620	08/06/2018	AAA/Aaa	3,000,000	2,969,099
Federal Home Loan Banks Medium Term Note	5.220	12/15/2014	Aaa/AAA	1,000,000	991,004
Federal Home Loan Banks Medium Term Note	5.375	04/22/2015	Aaa/AAA*/AAA@	3,025,000	3,035,554

					9,046,717

FEDERAL FARM CREDIT
23.98% of Net Assets
Federal Farm Credit Bank	5.300	06/24/2014	Aaa/AAA	2,050,000	2,106,979
Federal Farm Credit Bank	5.625	10/20/2015	Aaa/AAA*/AAA@	1,000,000	1,001,114
Federal Farm Credit Bank	5.875	08/16/2021	AAA*/AAA@	1,900,000	1,927,400
Federal Farm Credit Bank	6.200	07/26/2022	Aaa/AAA*/AAA@	500,000	510,906

					5,546,399

FEDERAL NATIONAL MORTGAGE ASSOCIATION
21.54% of Net Assets
Federal National Mortgage Association	5.300	08/15/2013	AAA/Aaa	2,000,000	2,005,949
Federal National Mortgage Association	5.500	12/09/2014	Aaa/AAA	1,000,000	997,525
Federal National Mortgage Association	5.250	12/30/2015	Aaa/AAA	1,000,000	988,740
Federal National Mortgage Association	5.210	06/30/2015	Aaa/AAA*/AAA@	1,000,000	989,870

					4,982,084

FEDERAL HOME LOAN MORTGAGE
8.42% of Net Assets
Federal Home Loan Mortgage Corporation	5.000	03/27/2018	Aaa/AAA	500,000	486,159
Federal Home Loan Mortgage Corporation	5.125	06/08/2015	Aaa/AAA*/AAA@	1,000,000	987,728
Federal Home Loan Mortgage Corporation	5.000	06/11/2021	AAA/AAA*/AAA@	500,000	473,958

					1,947,845

STUDENT LOAN MARKETING ASSOCIATION
4.87% of Net Assets
Student Loan Marketing Association	7.300	08/01/2012	Aaa/AAA	1,000,000	1,125,443

					1,125,443

CASH EQUIVALENTS
.85% of Net Assets
US Bank U.S. Treasury Money Market Fund					196,318

					196,318

Total Investments (cost $22,403,447) (See (a) below for further explanation) 98.77% of Net Assets					$22,844,806

*       Standard and Poor's Corporation

@     Fitch's Investors Service

All other ratings by Moody’s Investors Service, Inc.

#       Bond ratings are unaudited.

(a)    Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

		Unrealized appreciation		$302,326
		Unrealized depreciation		(57,284)

		Net unrealized appreciation		$245,042

Item 2.	Controls and Procedures.

On November 19, 2007 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-Q is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on November 19, 2007 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the third quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:	/s/ Michelle M. Dragoo, Vice President, Secretary, Treasurer
Date:	11/19/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas P. Dupree, Sr., President
Date:	11/19/2007

By:	/s/ Michelle M. Dragoo, Vice President, Secretary, Treasurer
Date:	11/19/2007